DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 10.4	$ 30.6	$ 36.8
Held at fair value through profit or loss | Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	2.0	7.8	1.7
Held at fair value through profit or loss | Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	(0.8)	0.3	(0.2)
Held for hedging | Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.0	0.1	(0.5)
Held for hedging | Forward exchange contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.9	(2.3)	0.5
Held for hedging | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 8.3	$ 24.7	$ 35.3